Short Term Loans - Summary of Short-term Loans (Detail) - Short-term loans [Member] - TWD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [Line Items]
Unsecured bank loans	$ 722	$ 65
Unsecured loans [Member] | Bottom of Range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates of bank loans	1.30%	1.97%
Unsecured loans [Member] | Top of Range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates of bank loans	3.19%	2.43%